Portfolio of Investments November 30, 2024
Credit Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.9%
4116868 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 4 .4% 4116868
AUTOMOBILES & COMPONENTS - 0.2%
$ 225,000 (a),(b) General Motors Financial Co Inc 5 .700 % N/A $ 219,170
TOTAL AUTOMOBILES & COMPONENTS 219,170
CAPITAL GOODS - 0.3%
250,000 (c) AerCap Global Aviation Trust 6 .500 06/15/45 249,820
TOTAL CAPITAL GOODS 249,820
ENERGY - 1.6%
235,000 (b) Energy Transfer LP 6 .500 N/A 235,108
160,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 165,183
82,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 85,820
1,000,000 (b),(c) Venture Global LNG Inc 9 .000 N/A 1,036,304
TOTAL ENERGY 1,522,415
FINANCIAL SERVICES - 0.2%
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 155,539
TOTAL FINANCIAL SERVICES 155,539
INSURANCE - 0.3%
310,000 Enstar Finance LLC 5 .750 09/01/40 307,256
TOTAL INSURANCE 307,256
MEDIA & ENTERTAINMENT - 0.4%
330,000 Paramount Global 6 .375 03/30/62 318,256
TOTAL MEDIA & ENTERTAINMENT 318,256
UTILITIES - 1.4%
309,000 (c) AltaGas Ltd 7 .200 10/15/54 315,558
275,000 (b) Edison International 5 .375 N/A 272,544
180,000 (b),(c) NRG Energy Inc 10 .250 N/A 199,661
300,000 PG&E Corp 7 .375 03/15/55 310,035
230,000 (b),(c) Vistra Corp 8 .875 N/A 246,614
TOTAL UTILITIES 1,344,412
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $3,915,569) 4,116,868
SHARES DESCRIPTION RATE VALUE
168,938 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .2% 168,938
FINANCIAL SERVICES - 0.2%
6,375 Synchrony Financial 8 .250 168,938
TOTAL FINANCIAL SERVICES 168,938
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $159,375) 168,938
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 7.6% –
1,000,000 (c) Affirm Asset Securitization Trust 2024-B, 2024 B 8 .550 09/15/29 1,001,001
2,500 (c),(d) Carvana Auto Receivables Trust 2021-P2, 2021 P2 0 .000 05/10/28 503,375
500,000 (c) Frontier Issuer LLC, 2023 1 11 .500 08/20/53 533,134
500,000 (c),(e) GoldentTree Loan Management US CLO 1 Ltd, (LIBOR 3 M +
7.762%), 2021 11A
8 .563 10/20/34 491,726
500,000 (c) Hertz Vehicle Financing III LLC, 2024 1A 9 .220 01/25/29 501,672
750,000 (c) Hotwire Funding LLC, 2024 1A 9 .188 06/20/54 781,639
1,525,000 (c),(d) Mosaic Solar Loan Trust 2019-2, 2019 2A 0 .000 09/20/40 571,722
1,700,000 (c),(d) Mosaic Solar Loan Trust 2020-1, 2020 20-1A 0 .000 04/20/46 846,090
86,162 (c) Oportun Funding XIV LLC, 2021 A 5 .400 03/08/28 84,415
500,000 (c) Oportun Issuance Trust 2024-2, 2024 2 10 .470 02/09/32 508,211
750,000 (c),(e) Thayer Park CLO Ltd, (TSFR3M + 9.132%), 2017 1A 1 .000 04/20/34 686,126
747,280 (c) VR Funding LLC, 2020 1A 6 .420 11/15/50 701,194
TOTAL ASSET-BACKED SECURITIES
(Cost $8,422,811) 7,210,305

Portfolio of Investments November 30, 2024
(continued)
Credit Income

SHARES DESCRIPTION VALUE
89 COMMON STOCKS - 0 .0% 89
TRANSPORTATION - 0.0%
8,907 (d),(f) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $0) 89
PRINCIPAL DESCRIPTION (g) RATE MATURITY VALUE
2207360 CONTINGENT CAPITAL SECURITIES - 2 .3% 2207360
BANKS - 1.4%
$ 200,000 (b) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A $ 217,739
200,000 (b),(c) Banco de Credito e Inversiones SA 7 .500 N/A 197,990
200,000 (b),(c) Banco Mercantil del Norte SA/Grand Cayman 6 .625 N/A 179,700
200,000 Bancolombia SA 8 .625 12/24/34 209,821
300,000 (b) Barclays PLC 8 .000 N/A 311,298
300,000 (b),(c) Intesa Sanpaolo SpA 7 .700 N/A 299,919
TOTAL BANKS 1,416,467
FINANCIAL SERVICES - 0.9%
350,000 (b) Deutsche Bank AG 6 .000 N/A 342,991
200,000 (b),(c) UBS Group AG 9 .250 N/A 229,915
200,000 (b),(c) UBS Group AG 9 .250 N/A 217,987
TOTAL FINANCIAL SERVICES 790,893
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $2,041,760) 2,207,360
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
57631099 CORPORATE BONDS - 61 .0% 57631099
AUTOMOBILES & COMPONENTS - 1.9%
300,000 (a),(c) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 237,509
250,000 (a) Goodyear Tire & Rubber Co/The 5 .250 07/15/31 230,024
830,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 840,375
510,000 (c) Phinia Inc 6 .625 10/15/32 513,805
TOTAL AUTOMOBILES & COMPONENTS 1,821,713
BANKS - 0.4%
200,000 (c) Akbank TAS 7 .498 01/20/30 203,573
200,000 (c) Ecobank Transnational Inc 10 .125 10/15/29 206,965
TOTAL BANKS 410,538
CAPITAL GOODS - 1.2%
500,000 (c) Albion Financing 2 Sarl 8 .750 04/15/27 508,975
400,000 (c) Dcli Bidco LLC 7 .750 11/15/29 413,641
200,000 (c) IHS Holding Ltd 8 .250 11/29/31 196,557
TOTAL CAPITAL GOODS 1,119,173
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
200,000 (c) Ambipar Lux Sarl 9 .875 02/06/31 206,954
290,000 (c) Garda World Security Corp 8 .250 08/01/32 295,473
305,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 313,307
250,000 (c) RR Donnelley & Sons Co 10 .875 08/01/29 254,956
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,070,690
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.3%
530,000 (c) Carvana Co, (cash 12.000%, PIK 12.000%) 12 .000 12/01/28 564,520
559,125 (c) Carvana Co, (cash 13.000%, PIK 13.000%) 13 .000 06/01/30 614,362
150,000 (c) Cougar JV Subsidiary LLC 8 .000 05/15/32 157,369
550,000 Kohl's Corp 4 .625 05/01/31 444,642
200,000 (c) LCM Investments Holdings II LLC 8 .250 08/01/31 209,112
700,000 (a),(c) Macy's Retail Holdings LLC 6 .125 03/15/32 668,851
952,000 (c) Michaels Cos Inc/The 7 .875 05/01/29 509,597
625,000 (c) Staples Inc 10 .750 09/01/29 616,207
250,000 (c) Wayfair LLC 7 .250 10/31/29 253,348
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,038,008

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 1.2%
$ 500,000 (c) CD&R Smokey Buyer Inc 9 .500 10/15/29 $ 504,001
200,000 (c) Champ Acquisition Corp 8 .375 12/01/31 206,889
450,000 (c) S&S Holdings LLC 8 .375 10/01/31 455,567
TOTAL CONSUMER DURABLES & APPAREL 1,166,457
CONSUMER SERVICES - 1.6%
365,000 (a),(c) Caesars Entertainment Inc 6 .000 10/15/32 358,777
350,000 (c) Life Time Inc 6 .000 11/15/31 350,113
450,000 (c) Motion Bondco DAC 6 .625 11/15/27 421,441
200,000 (c) Studio City Finance Ltd 6 .500 01/15/28 194,007
215,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 214,461
TOTAL CONSUMER SERVICES 1,538,799
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
375,000 (a) Walgreens Boots Alliance Inc 8 .125 08/15/29 377,598
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 377,598
ENERGY - 6.7%
195,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 197,666
260,000 (c) Baytex Energy Corp 7 .375 03/15/32 259,047
370,000 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 368,213
500,000 (c) Coronado Finance Pty Ltd 9 .250 10/01/29 514,858
250,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 260,660
200,000 Ecopetrol SA 7 .750 02/01/32 196,369
125,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 125,985
250,000 (c) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 262,393
200,000 (c) Gran Tierra Energy Inc 9 .500 10/15/29 190,741
375,000 (c) Harvest Midstream I LP 7 .500 05/15/32 385,339
450,000 (c) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 475,291
300,000 (c) Kosmos Energy Ltd 7 .750 05/01/27 289,801
150,000 (c) Matador Resources Co 6 .250 04/15/33 147,929
250,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 249,591
225,000 (a),(c) Nabors Industries Inc 8 .875 08/15/31 217,378
215,000 (c) Noble Finance II LLC 8 .000 04/15/30 220,176
295,000 (c) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 302,791
200,000 Petroleos Mexicanos 5 .950 01/28/31 172,032
300,000 (c) SierraCol Energy Andina LLC 6 .000 06/15/28 277,289
350,000 (c) Talos Production Inc 9 .000 02/01/29 366,184
113,462 (c) Transocean Aquila Ltd 8 .000 09/30/28 116,463
300,000 (c) Transocean Inc 8 .250 05/15/29 302,749
255,000 (c) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 261,250
200,000 YPF SA, Reg S 9 .500 01/17/31 211,159
TOTAL ENERGY 6,371,354
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
378,000 (a) MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 319,416
740,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 786,171
475,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 416,576
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,522,163
FINANCIAL SERVICES - 4.4%
600,000 (c) Azorra Finance Ltd 7 .750 04/15/30 602,815
750,000 (c) Encore Capital Group Inc 8 .500 05/15/30 793,942
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 172,743
450,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 446,686
310,000 (c) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 317,931
250,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 240,326
200,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 200,809
200,000 (c) Muthoot Finance Ltd 6 .375 04/23/29 198,039
250,000 OneMain Finance Corp 7 .125 11/15/31 257,521
200,000 (c) PennyMac Financial Services Inc 7 .875 12/15/29 211,391
315,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 310,972
400,000 (a),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 352,864
TOTAL FINANCIAL SERVICES 4,106,039

Portfolio of Investments November 30, 2024
(continued)
Credit Income

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.4%
$ 400,000 (c) Fiesta Purchaser Inc 9 .625% 09/15/32 $ 421,927
250,000 (c) Post Holdings Inc 6 .375 03/01/33 249,026
650,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 637,863
TOTAL FOOD, BEVERAGE & TOBACCO 1,308,816
HEALTH CARE EQUIPMENT & SERVICES - 3.3%
402,000 (c) CHS/Community Health Systems Inc 6 .125 04/01/30 297,572
425,000 (c) CHS/Community Health Systems Inc 10 .875 01/15/32 442,259
759,244 (c) Global Medical Response Inc, (cash 10.000%, PIK 10.000%) 10 .000 10/31/28 762,091
355,000 (c) Heartland Dental LLC / Heartland Dental Finance Corp 10 .500 04/30/28 377,721
320,000 (c) Molina Healthcare Inc 6 .250 01/15/33 322,716
909,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 923,264
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,125,623
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
250,000 (a),(c) Kronos Acquisition Holdings Inc 10 .750 06/30/32 228,236
250,000 Perrigo Finance Unlimited Co 6 .125 09/30/32 249,158
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 477,394
INSURANCE - 2.5%
475,000 (c) Acrisure LLC / Acrisure Finance Inc 8 .250 02/01/29 488,020
500,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 500,014
270,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7 .375 10/01/32 271,627
605,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 611,806
260,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 265,451
225,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 230,475
TOTAL INSURANCE 2,367,393
MATERIALS - 3.8%
200,000 (c) Braskem Idesa SAPI 6 .990 02/20/32 149,715
350,000 (c) LABL Inc 8 .625 10/01/31 330,030
200,000 (c) LD Celulose International GmbH 7 .950 01/26/32 204,062
200,000 (c) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 194,512
285,000 (c) Methanex US Operations Inc 6 .250 03/15/32 284,393
500,000 (c) Mineral Resources Ltd 8 .000 11/01/27 509,617
200,000 (c) Mineral Resources Ltd 8 .500 05/01/30 204,379
230,000 (c) Mineral Resources Ltd 9 .250 10/01/28 240,907
385,000 (c) NOVA Chemicals Corp 7 .000 12/01/31 393,442
250,000 (a),(c) Olympus Water US Holding Corp 6 .250 10/01/29 239,528
200,000 (c) Sasol Financing USA LLC 8 .750 05/03/29 205,884
255,000 (c) Tronox Inc 4 .625 03/15/29 234,901
200,000 UPL Corp Ltd, Reg S 4 .625 06/16/30 175,493
225,000 (c) WR Grace Holdings LLC 5 .625 08/15/29 210,406
TOTAL MATERIALS 3,577,269
MEDIA & ENTERTAINMENT - 8.1%
600,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 574,796
250,000 (c) AMC Entertainment Holdings Inc 7 .500 02/15/29 223,008
700,000 (c) Cablevision Lightpath LLC 5 .625 09/15/28 649,798
500,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 416,897
750,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
4 .400 12/01/61 527,319
375,000 (c) CSC Holdings LLC 5 .500 04/15/27 339,038
400,000 (c) CSC Holdings LLC 4 .125 12/01/30 300,466
750,000 (c) CSC Holdings LLC 11 .250 05/15/28 742,152
1,550,000 (c) DISH Network Corp 11 .750 11/15/27 1,646,751
100,000 (c) Gray Television Inc 4 .750 10/15/30 59,076
135,000 (c) Gray Television Inc 10 .500 07/15/29 137,389
825,000 (c) LCPR Senior Secured Financing DAC 6 .750 10/15/27 750,787
280,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 290,007
250,000 (a),(c) Sirius XM Radio Inc 3 .875 09/01/31 216,415
400,000 (c) Univision Communications Inc 8 .500 07/31/31 396,815
250,000 (c) Univision Communications Inc 7 .375 06/30/30 241,011
200,000 (c) VZ Secured Financing BV 5 .000 01/15/32 178,728
TOTAL MEDIA & ENTERTAINMENT 7,690,453

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
$ 800,000 (c) Bausch Health Cos Inc 4 .875% 06/01/28 $ 662,054
700,000 (a),(c) Grifols SA 4 .750 10/15/28 638,643
125,000 (a),(c) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 129,065
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,429,762
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
879,000 (a),(c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 819,077
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 819,077
SOFTWARE & SERVICES - 1.4%
350,000 (c) Ahead DB Holdings LLC 6 .625 05/01/28 346,847
300,000 (c) Condor Merger Sub Inc 7 .375 02/15/30 291,711
400,000 (c) Ellucian Holdings Inc 6 .500 12/01/29 407,079
240,000 (c) Rocket Software Inc 9 .000 11/28/28 249,323
TOTAL SOFTWARE & SERVICES 1,294,960
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
375,000 (c) CommScope LLC 8 .250 03/01/27 347,883
550,000 (c) CommScope LLC 6 .000 03/01/26 540,136
500,000 (c) CommScope Technologies LLC 6 .000 06/15/25 489,091
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,377,110
TELECOMMUNICATION SERVICES - 6.2%
400,000 (c) Altice France SA 8 .125 02/01/27 336,149
600,000 EchoStar Corp 10 .750 11/30/29 649,066
120,000 (c) Iliad Holding SASU 8 .500 04/15/31 127,763
555,000 (c),(h) Iliad Holding SASU 7 .000 04/15/32 560,986
325,000 (c) Level 3 Financing Inc 3 .750 07/15/29 254,038
250,000 (c) Level 3 Financing Inc 10 .500 04/15/29 279,689
725,000 (c) Level 3 Financing Inc 4 .875 06/15/29 633,403
400,000 (c) Lumen Technologies Inc 4 .500 01/15/29 336,000
200,000 (c) Sable International Finance Ltd 7 .125 10/15/32 200,382
150,000 (c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 156,612
350,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 7 .750 08/15/28 352,746
1,150,000 (c) Zayo Group Holdings Inc 4 .000 03/01/27 1,084,400
450,000 (a),(c) Zayo Group Holdings Inc 6 .125 03/01/28 415,125
460,000 (c) Zegona Finance PLC 8 .625 07/15/29 488,750
TOTAL TELECOMMUNICATION SERVICES 5,875,109
TRANSPORTATION - 3.1%
1,850,000 (a),(c) Brightline East LLC 11 .000 01/31/30 1,733,028
200,000 (c) Cargo Aircraft Management Inc 4 .750 02/01/28 198,285
200,000 (c) Grupo Aeromexico SAB de CV 8 .250 11/15/29 198,880
756,000 (a),(c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 756,672
TOTAL TRANSPORTATION 2,886,865
UTILITIES - 2.0%
355,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 355,403
200,000 (c) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 204,619
500,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 468,330
205,250 (c) India Cleantech Energy2021 1 4 .700 08/10/26 198,684
240,000 (c) NRG Energy Inc 6 .000 02/01/33 238,662
190,000 (c) NRG Energy Inc 6 .250 11/01/34 189,978
200,000 (c) Pampa Energia SA 7 .950 09/10/31 203,060
TOTAL UTILITIES 1,858,736
TOTAL CORPORATE BONDS
(Cost $56,474,232) 57,631,099
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 10.1% –
1,000,000 (c),(e) Ashford Hospitality Trust 2018-KEYS, (LIBOR 1 M + 3.047%),
2018 KEYS
2 .860 06/15/35 987,169
1,000,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4 .767 06/10/47 396,918
900,000 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3 .000 03/10/48 608,360
485,000 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3 .768 08/10/48 444,362

Portfolio of Investments November 30, 2024
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 850,000 (c),(e) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A +
6.000%), 2022 R01
10 .734% 12/25/41 $ 896,109
565,000 (c),(e) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
5.900%), 2023 R06
10 .634 07/25/43 621,354
1,000,000 (c),(e) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A +
7.500%), 2021 DNA6
12 .234 10/25/41 1,078,951
1,000,000 (c),(e) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A +
7.100%), 2022 DNA1
11 .834 01/25/42 1,071,385
450,000 (c),(e) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
4.750%), 2022 DNA2
9 .484 02/25/42 474,435
1,098,000 (c),(e) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
8.500%), 2022 DNA2
13 .788 02/25/42 1,212,463
920,000 (c),(e) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
9.750%), 2022 DNA3
15 .087 04/25/42 1,045,503
800,000 JPMBB Commercial Mortgage Securities Trust 2014-C22, 2014
C22
4 .662 09/15/47 709,898
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,081,190) 9,546,907
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3198249 SOVEREIGN DEBT - 3 .4% 3198249
ANGOLA - 0.2%
200,000 (c) Angolan Government International Bond 8 .750 04/14/32 179,158
TOTAL ANGOLA 179,158
BENIN - 0.2%
200,000 (c) Benin Government International Bond 7 .960 02/13/38 194,112
TOTAL BENIN 194,112
COLOMBIA - 0.2%
200,000 Colombia Government International Bond 3 .250 04/22/32 156,547
TOTAL COLOMBIA 156,547
COTE D'IVOIRE - 0.3%
300,000 (c) Ivory Coast Government International Bond 6 .125 06/15/33 272,850
TOTAL COTE D'IVOIRE 272,850
DOMINICAN REPUBLIC - 0.1%
150,000 (c) Dominican Republic International Bond 6 .600 06/01/36 152,992
TOTAL DOMINICAN REPUBLIC 152,992
ECUADOR - 0.2%
400,000 Ecuador Government International Bond, Reg S 5 .500 07/31/35 219,554
TOTAL ECUADOR 219,554
EGYPT - 0.2%
200,000 (c) Egypt Government International Bond 8 .750 09/30/51 163,300
TOTAL EGYPT 163,300
EL SALVADOR - 0.2%
200,000 (c) El Salvador Government International Bond 7 .625 09/21/34 182,095
TOTAL EL SALVADOR 182,095
HONDURAS - 0.2%
200,000 (c) Honduras Government International Bond 5 .625 06/24/30 178,300
TOTAL HONDURAS 178,300
JORDAN - 0.2%
200,000 (c) Jordan Government International Bond 5 .850 07/07/30 190,529
TOTAL JORDAN 190,529
KENYA - 0.2%
200,000 (c) Republic of Kenya Government International Bond 7 .000 05/22/27 197,500
TOTAL KENYA 197,500
NIGERIA - 0.2%
200,000 (c) Nigeria Government International Bond 6 .125 09/28/28 181,671
TOTAL NIGERIA 181,671

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PARAGUAY - 0.2%
$ 200,000 (c) Paraguay Government International Bond 6 .000% 02/09/36 $ 205,080
TOTAL PARAGUAY 205,080
RWANDA - 0.2%
200,000 (c) Rwanda International Government Bond 5 .500 08/09/31 169,678
TOTAL RWANDA 169,678
SENEGAL - 0.3%
300,000 (c) Senegal Government International Bond 6 .250 05/23/33 252,114
TOTAL SENEGAL 252,114
SOUTH AFRICA - 0.3%
300,000 (c) Republic of South Africa Government International Bond 7 .100 11/19/36 302,769
TOTAL SOUTH AFRICA 302,769
TOTAL SOVEREIGN DEBT
(Cost $3,161,295) 3,198,249
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7501416 VARIABLE RATE SENIOR LOAN INTERESTS - 7 .9% 7501416
CAPITAL GOODS - 0.5%
450,464 (e) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M +
3.500%)
8 .099 08/01/30 456,827
TOTAL CAPITAL GOODS 456,827
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
650,000 (e) Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 7 .640 05/16/31 654,352
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 654,352
CONSUMER SERVICES - 1.1%
410,660 (e) ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .865 09/18/26 412,627
600,000 (e) GBT US III LLC, Term Loan B, (TSFR3M + 3.000%) 7 .626 07/28/31 605,187
TOTAL CONSUMER SERVICES 1,017,814
FINANCIAL SERVICES - 0.4%
430,000 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 434,683
TOTAL FINANCIAL SERVICES 434,683
FOOD, BEVERAGE & TOBACCO - 0.3%
1,768 (e) City Brewing Company, LLC, First Lien, (TSFR3M + 5.000%) 9 .647 04/14/28 751
89,902 (e) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10 .906 04/05/28 72,820
235,255 (e) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8 .418 04/14/28 176,442
TOTAL FOOD, BEVERAGE & TOBACCO 250,013
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
488,750 (e) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7 .938 05/05/27 490,967
448,021 (e) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.250%) 6 .823 10/23/28 451,213
2,425 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .597 02/28/28 2,444
279,991 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
3.000%)
7 .573 11/15/28 282,334
32,419 (e) Select Medical Corporation, Term Loan B1, (Prime + 1.750%) 9 .500 03/05/27 32,581
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,259,539
INSURANCE - 0.8%
250,000 (e) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .937 02/03/28 246,206
498,750 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7 .823 05/12/31 502,037
TOTAL INSURANCE 748,243
MEDIA & ENTERTAINMENT - 0.1%
125,000 (e) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7 .974 01/31/29 124,328
TOTAL MEDIA & ENTERTAINMENT 124,328
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
581,729 (e) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .823 05/05/28 585,260
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 585,260

Portfolio of Investments November 30, 2024
(continued)
Credit Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
$ 261,146 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .573% 01/31/30 $ 263,431
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 263,431
SOFTWARE & SERVICES - 1.0%
174,125 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 3.000%) 7 .672 04/30/31 175,050
750,000 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%) 8 .073 05/08/31 752,580
TOTAL SOFTWARE & SERVICES 927,630
UTILITIES - 0.8%
703,021 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .023 05/17/30 708,343
70,420 (e) Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8 .023 05/17/30 70,953
TOTAL UTILITIES 779,296
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $7,424,848) 7,501,416
TOTAL LONG-TERM INVESTMENTS
(Cost $91,681,080) 91,581,231
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 8.5%
8,045,582 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .630 (j) 8,045,582
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,045,582) 8,045,582
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.2%
2,075,000 REPURCHASE AGREEMENTS - 2 .2% 2,075,000
2,075,000 (k) Fixed Income Clearing Corporation 4 .550 12/02/24 2,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,075,000) 2,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,075,000) 2,075,000
TOTAL INVESTMENTS - 107 .6%
(Cost $ 101,801,662 ) 101,701,813
OTHER ASSETS & LIABILITIES, NET -  (7.6)% (7,149,604)
NET ASSETS - 100% $ 94,552,209
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 58 3/25 $ 6,214,267 $ 6,240,891 $ 26,624

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 4,116,868 $ – $ 4,116,868
$25 Par (or similar) Retail Preferred 168,938 – – 168,938
Asset-Backed Securities – 5,289,118 1,921,187 7,210,305
Common Stocks – – 89 89
Contingent Capital Securities – 2,207,360 – 2,207,360
Corporate Bonds – 57,631,099 – 57,631,099
Mortgage-Backed Securities – 9,546,907 – 9,546,907
Sovereign Debt – 3,198,249 – 3,198,249
Variable Rate Senior Loan Interests – 7,501,416 – 7,501,416
Investments Purchased with Collateral from
Securities Lending 8,045,582 – – 8,045,582
Short-Term Investments:
Repurchase Agreements – 2,075,000 – 2,075,000
Investments in Derivatives:
Futures Contracts* 26,624 – – 26,624
Total
$ 8,241,144 $ 91,566,017 $ 1,921,276 $ 101,728,437
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $89 $2,035,888
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) - (79,807)
Purchases at cost - -
Sales at proceeds - -
Net discounts (premiums) - (34,894)
Transfers into - -
Transfers (out of) - -
Balance at the end of period 89 1,921,187
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - (79,807)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $1,921,187 Indicative Trade Broker Quote $87.28 N/A
Common Stocks 89 Enterprise Value Priced at
Placeholder Value
$0.01 N/A
Total $1,921,276

Portfolio of Investments November 30, 2024
(continued)
Credit Income

(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,683,053.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $74,685,133 or 73.4% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) When-issued or delayed delivery security.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.550% dated 11/29/24 to be repurchased at $2,075,787 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 8/15/43, valued at $2,116,501.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments November 30, 2024
Strategic Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
64894450 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 6.6% 64894450
AUTOMOBILES & COMPONENTS - 0.2%
$ 1,735,000 (a),(b) General Motors Financial Co Inc 5.700 % N/A $ 1,690,044
TOTAL AUTOMOBILES & COMPONENTS 1,690,044
BANKS - 2.1%
1,500,000 (b) Bank of America Corp 6.125 N/A 1,532,991
1,685,000 (b) Citigroup Inc 7.625 N/A 1,784,299
2,000,000 (b) CoBank ACB 6.250 N/A 1,997,372
1,560,000 (b) Huntington Bancshares Inc/OH 5.625 N/A 1,544,242
2,450,000 (b) JPMorgan Chase & Co 3.650 N/A 2,382,167
2,000,000 (b) JPMorgan Chase & Co 6.875 N/A 2,111,932
2,000,000 (b) PNC Financial Services Group Inc/The 3.400 N/A 1,873,208
2,000,000 (b) Truist Financial Corp 6.669 N/A 1,992,022
1,415,000 (b) Truist Financial Corp 5.100 N/A 1,360,795
2,900,000 (b) Wells Fargo & Co 3.900 N/A 2,821,444
1,440,000 (a),(b) Wells Fargo & Co 7.625 N/A 1,533,707
TOTAL BANKS 20,934,179
ENERGY - 0.6%
1,400,000 (b) Energy Transfer LP 6.500 N/A 1,400,644
1,993,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 2,085,850
2,000,000 (b),(c) Venture Global LNG Inc 9.000 N/A 2,072,608
TOTAL ENERGY 5,559,102
FINANCIAL SERVICES - 1.0%
1,354,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,404,000
2,050,000 (b) Charles Schwab Corp/The 5.375 N/A 2,042,341
1,955,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 2,092,679
2,000,000 (b) Goldman Sachs Group Inc/The 3.800 N/A 1,916,347
1,970,000 (b) State Street Corp 6.700 N/A 2,022,118
1,000,000 (b) Voya Financial Inc 7.758 N/A 1,065,460
TOTAL FINANCIAL SERVICES 10,542,945
FOOD, BEVERAGE & TOBACCO - 0.3%
2,730,000 (b),(c) Land O' Lakes Inc 8.000 N/A 2,542,294
TOTAL FOOD, BEVERAGE & TOBACCO 2,542,294
INSURANCE - 0.9%
2,835,000 AXIS Specialty Finance LLC 4.900 01/15/40 2,705,588
1,485,000 Enstar Finance LLC 5.500 01/15/42 1,411,666
1,000,000 (c) Hanwha Life Insurance Co Ltd 3.379 02/04/32 962,386
1,500,000 Prudential Financial Inc 6.000 09/01/52 1,517,940
1,900,000 Prudential Financial Inc 6.500 03/15/54 1,962,347
TOTAL INSURANCE 8,559,927
MEDIA & ENTERTAINMENT - 0.2%
2,185,000 Paramount Global 6.375 03/30/62 2,107,241
TOTAL MEDIA & ENTERTAINMENT 2,107,241
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,225,000 (c) EUSHI Finance Inc 7.625 12/15/54 2,300,552
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,300,552
TELECOMMUNICATION SERVICES - 0.2%
1,000,000 (b),(c) Network i2i Ltd 3.975 N/A 972,001
800,000 (b),(c) Network i2i Ltd 5.650 N/A 790,789
TOTAL TELECOMMUNICATION SERVICES 1,762,790
UTILITIES - 0.9%
2,000,000 Dominion Energy Inc 7.000 06/01/54 2,119,478
1,500,000 (b) Edison International 5.000 N/A 1,465,625
2,035,000 (b) Sempra 4.875 N/A 2,016,338
1,500,000 Southern Co/The 4.000 01/15/51 1,471,135
1,700,000 (b),(c) Vistra Corp 8.875 N/A 1,822,800
TOTAL UTILITIES 8,895,376
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $65,062,483) 64,894,450

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

SHARES DESCRIPTION RATE VALUE
752,696 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.1% 752,696
FINANCIAL SERVICES - 0.1%
28,850 Morgan Stanley 6.500 $ 752,696
TOTAL FINANCIAL SERVICES 752,696
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $721,250) 752,696
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 14.5% –
$ 1,062,821 (c) Aaset 2021-2 Trust, 2021 2A 2.798 01/15/47 971,455
600,000 (c),(d) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M + 2.714%),
2021 FL4
7.325 12/18/37 576,741
2,000,000 (c) Adams Outdoor Advertising LP, 2023 1 6.967 07/15/53 2,083,843
1,900,000 (c) Affirm Asset Securitization Trust 2024-B, 2024 B 5.500 09/15/29 1,885,423
2,200,000 (c) Affirm Asset Securitization Trust 2024-B, 2024 B 5.060 09/15/29 2,177,268
875,427 (c) Alterna Funding III LLC, 2024 1A 6.260 05/16/39 886,292
893,602 (c) Alterna Funding III LLC, 2024 1A 7.136 05/16/39 903,394
537,384 (d) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1,
(TSFR1M + 0.714%), 2004 R1
2.788 02/25/34 524,319
850,000 (c) Avis Budget Rental Car Funding AESOP LLC, 2021 1A 2.130 08/20/27 804,168
2,400,000 (c) Blue Stream Issuer LLC, 2024 1A 5.408 11/20/54 2,407,802
2,425,000 (c) Bojangles Issuer LLC, 2024 1A 6.584 11/20/54 2,418,344
3,250,000 (c) Brex Commercial Charge Card Master Trust, 2024 1 6.680 07/15/27 3,272,359
244,277 (c) British Airways 2020-1 Class B Pass Through Trust, 2020 A 8.375 11/15/28 253,343
1,470,625 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 3 .100 12/15/50 1,362,332
1,250,000 (c) Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A 4.690 12/15/50 1,137,304
1,150,000 (c) CARS-DB4 LP, 2020 1A 4.520 02/15/50 1,091,437
629,047 (c) CARS-DB5 LP, 2021 1A 1.920 08/15/51 590,651
528,306 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300 09/11/28 511,068
5,000,000 (c) Carvana Auto Receivables Trust 2024-N3, 2024 N3 4.900 12/10/30 4,951,842
2,240,000 (c) Centersquare Issuer LLC, 2024 1A 5.200 10/26/54 2,139,736
2,760,000 (c) Centersquare Issuer LLC, 2024 1A 5.600 10/26/54 2,597,139
674,589 (c) CF Hippolyta Issuer LLC, 2020 1 2.600 07/15/60 581,394
1,349,178 (c) CF Hippolyta Issuer LLC, 2020 1 2.280 07/15/60 1,299,628
2,125,000 (c),(d) CIFC Funding 2020-I Ltd, (TSFR3M + 3.362%), 2020 1A 8.018 07/15/36 2,137,187
1,760,000 (c),(d) CIFC Funding 2020-II Ltd, (TSFR3M + 3.312%), 2020 2A 7.929 10/20/34 1,768,078
385,000 (c),(d) CIFC Funding 2020-II Ltd, (LIBOR 3 M + 6.762%), 2020 2A 11.379 10/20/34 388,184
2,500,000 (c),(d) CIFC Funding 2022-IV Ltd, (SOFR + 3.550%), 2022 4A 8.197 07/16/35 2,517,285
2,410,000 (c) Cologix Data Centers US Issuer LLC, 2021 1A 3 .300 12/26/51 2,280,164
2,000,000 (c) Concord Music Royalties LLC, 2022 1A 6.500 01/20/73 2,015,339
1,000,000 (c) Concord Music Royalties LLC, 2024 1A 0.000 10/20/74 989,814
3,000,000 (c) Crescendo Royalty Funding LP, 2021 1 3 .567 12/20/51 2,869,421
1,000,000 (c) CyrusOne Data Centers Issuer I LLC, 2023 2A 5.560 11/20/48 1,001,110
1,567,776 (c) CyrusOne Data Centers Issuer I LLC, 2023 1A 5.450 04/20/48 1,537,399
626,297 (c) DB Master Finance LLC, 2019 1A 4.021 05/20/49 616,115
1,164,000 (c) DB Master Finance LLC, 2021 1A 2.493 11/20/51 1,058,088
1,164,000 (c) DB Master Finance LLC, 2021 1A 2.045 11/20/51 1,099,316
97,709 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 2.700 11/21/33 95,099
97,709 (c) Diamond Resorts Owner Trust 2021-1, 2021 1A 3.830 11/21/33 94,858
972,500 (c) Domino's Pizza Master Issuer LLC, 2021 1A 2.662 04/25/51 886,988
1,440,000 (c) Domino's Pizza Master Issuer LLC, 2019 1A 3.668 10/25/49 1,346,185
2,500,000 Drive Auto Receivables Trust 2024-2, 2024 2 4.670 05/17/32 2,482,682
1,300,000 (c),(d) Elmwood CLO 20 Ltd, (TSFR3M + 3.650%), 2022 7A 8.297 01/17/37 1,326,932
1,500,000 (c),(d) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), 2024 1A 8.232 04/18/37 1,538,467
2,800,538 (c) EWC Master Issuer LLC, 2022 1A 5.500 03/15/52 2,727,323
2,350,000 Exeter Automobile Receivables Trust 2024-5, 2024 5A 4.640 01/15/30 2,333,987
2,000,000 (c) Frontier Issuer LLC, 2023 1 6.600 08/20/53 2,039,230
1,000,000 (c) Frontier Issuer LLC, 2023 1 8.300 08/20/53 1,038,947
1,000,000 (c) Frontier Issuer LLC, 2023 1 11.500 08/20/53 1,066,269
2,000,000 (c),(d) GRACIE POINT INTERNATIONAL FUNDING 2023-2, (SOFR90A +
5.400%), 2023 2A
10.331 03/01/27 2,027,322
2,887,500 (c) Hardee's Funding LLC, 2020 1A 3.981 12/20/50 2,711,997
1,000,000 (c) Hertz Vehicle Financing III LLC, 2024 1A 6.120 01/25/29 1,006,177

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,500,000 (c) Hertz Vehicle Financing III LLC, 2024 2A 6.210 01/27/31 $ 1,506,517
125,000 (c) Hertz Vehicle Financing LLC, 2021 1A 2.050 12/26/25 124,606
1,150,000 (c) HI-FI Music IP Issuer LP, 2022 1A 3.939 02/01/62 1,106,201
248,075 (c) Hilton Grand Vacations Trust 2019-A, 2019 AA 2.840 07/25/33 241,288
1,395,656 (c) Horizon Aircraft Finance II Ltd, 2019 1 3.721 07/15/39 1,325,873
661,765 (c) Horizon Aircraft Finance III Ltd, 2019 2 3.425 11/15/39 615,043
1,000,000 (c) Hotwire Funding LLC, 2024 1A 6.672 06/20/54 1,014,453
1,100,000 (c) Hotwire Funding LLC, 2021 1 2.658 11/20/51 1,032,829
1,025,000 (c) Hpefs Equipment Trust 2022-2, 2022 2A 4.940 03/20/30 1,024,026
1,250,000 (c),(e) Industrial DPR Funding Ltd, 2022 1A 5.380 04/15/34 1,091,000
1,969,129 (c) Jonah Energy Abs I LLC, 2022 1 7.200 11/20/37 1,976,053
1,352,016 (c) Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1 5 .682 10/15/46 1,255,205
1,998,928 (c) LUNAR AIRCRAFT 2020-1 LTD, 2020 1A 3.376 02/15/45 1,914,374
4,000,000 (c) Lyra Music Assets Delaware LP, 2024 2A 5.760 12/22/64 3,927,549
1,500,000 (c),(d) Madison Park Funding XXXVI Ltd, (TSFR3M + 3.500%), 2019 36A 5.981 04/15/35 1,509,545
62,748 (c) MAPS 2018-1 Ltd, 2018 1A 4.212 05/15/43 61,970
135,744 (c) MAPS 2021-1 Trust, 2021 1A 2.521 06/15/46 125,365
1,000,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 8.040 09/20/27 1,001,672
1,000,000 (c) Mercury Financial Credit Card Master Trust, 2023 1A 9.590 09/20/27 1,003,693
2,000,000 (c) MetroNet Infrastructure Issuer LLC, 2022 1A 6.350 10/20/52 2,038,669
1,000,000 (c) MetroNet Infrastructure Issuer LLC, 2023 1A 8.010 04/20/53 1,040,058
335,155 (c) MVW 2019-2 LLC, 2019 2A 2.680 10/20/38 324,208
128,799 (c) MVW 2021-1W LLC 1.940 01/22/41 121,945
242,119 (c) MVW Owner Trust 2019-1, 2019 1A 3.330 11/20/36 238,422
660,000 (c),(d) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M +
6.112%), 2021 40A
10.759 04/16/33 664,300
1,625,000 (c),(d) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M +
0.032%), 2022 48A
7.826 04/25/36 1,635,141
1,000,000 (c) Oak Street Investment Grade Net Lease Fund Series 2021-1,
2021 1A
4.230 01/20/51 939,278
2,175,000 (c),(d) OHA Credit Funding 4 Ltd, (TSFR3M + 3.462%), 2019 4A 4.336 10/22/36 2,175,109
86,162 (c) Oportun Funding XIV LLC, 2021 A 5.400 03/08/28 84,414
86,162 (c) Oportun Funding XIV LLC, 2021 A 3.440 03/08/28 84,728
328,689 (c) Oportun Issuance Trust 2021-C, 2021 C 5.570 10/08/31 315,631
579,432 (c) Oportun Issuance Trust 2021-C, 2021 C 3.610 10/08/31 563,151
1,000,000 (c),(d) Palmer Square CLO 2021-3 Ltd, (TSFR3M + 3.212%), 2021 3A 5.462 01/15/35 1,006,079
2,500,000 (c),(d) Palmer Square CLO 2022-1 Ltd, (TSFR3M + 3.050%), 2022 1A 7.667 04/20/35 2,519,672
2,000,000 (c),(d) Palmer Square CLO 2023-1 Ltd, (TSFR3M + 5.300%), 2023 1A 9.917 01/20/36 2,015,802
985,782 (c) Purewest Funding LLC, 2021 1 4.091 12/22/36 966,447
1,970,800 (c) Sesac Finance LLC, 2019 1 5.216 07/25/49 1,950,287
76,162 (c) Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A 1.790 11/20/37 73,469
1,847,975 (c) Sonic Capital LLC, 2020 1A 3.845 01/20/50 1,783,409
1,000,000 (c) Sotheby's Artfi Master Trust, 2024 1A 7.910 12/22/31 1,016,879
791,044 (c) Start II LTD, 2019 1 5.095 03/15/44 751,650
1,500,000 (c) Subway Funding LLC, 2024 1A 6.028 07/30/54 1,523,867
2,583,975 (c) Taco Bell Funding LLC, 2021 1A 2.294 08/25/51 2,305,474
1,500,000 (c),(d) TCW CLO 2021-2 Ltd, (LIBOR 3 M + 7.122%), 2021 2A 6.985 07/25/34 1,503,975
3,000,000 (c) VB-S1 Issuer LLC - VBTEL, 2022 1A 4.288 02/15/52 2,867,615
2,155,000 (c) VB-S1 Issuer LLC - VBTEL, 2022 1A 3.156 02/15/52 2,034,852
641,420 (c) Vivint Solar Financing V LLC, 2018 1A 7.370 04/30/48 596,404
2,224,772 (c) VR Funding LLC, 2020 1A 2.790 11/15/50 2,039,921
149,456 (c) VR Funding LLC, 2020 1A 6.420 11/15/50 140,239
1,398,567 (c) Wendy's Funding LLC, 2018 1A 3.884 03/15/48 1,343,669
841,408 (c) Wendy's Funding LLC, 2021 1A 2.370 06/15/51 753,557
867,748 (c) Willis Engine Structured Trust VI, 2021 A 3.104 05/15/46 777,394
1,310,417 (c) Willis Engine Structured Trust VII, 2023 A 8.000 10/15/48 1,375,622
532,125 (c) Zaxbys Funding LLC, 2021 1A 3.238 07/30/51 485,719
1,000,000 (c) Ziply Fiber Issuer LLC, 2024 1A 7.810 04/20/54 1,034,067
1,000,000 (c) Ziply Fiber Issuer LLC, 2024 1A 11.170 04/20/54 1,082,240
TOTAL ASSET-BACKED SECURITIES
(Cost $143,614,298) 142,457,870

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION(f) RATE MATURITY VALUE
26963932 CONTINGENT CAPITAL SECURITIES - 2.8% 26963932
BANKS - 2.3%
$ 1,600,000 (b) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A $ 1,741,910
200,000 (a),(b),(c) Banco de Credito e Inversiones SA 8 .750 N/A 210,246
500,000 (b),(c) Banco del Estado de Chile 7.950 N/A 522,648
1,050,000 (b),(c) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 1,020,027
500,000 (b),(c) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 497,998
2,000,000 (b) Banco Santander SA 8.000 N/A 2,063,160
2,200,000 (b) Banco Santander SA 9.625 N/A 2,523,756
700,000 (b),(c) Bangkok Bank PCL/Hong Kong 5.000 N/A 692,335
1,000,000 (c) Bank Hapoalim BM, Reg S 3.255 01/21/32 940,564
1,340,000 (b) Barclays PLC 8.000 N/A 1,390,462
1,000,000 (c) BBVA Bancomer SA/Texas 8.450 06/29/38 1,047,028
1,500,000 (b),(c) BNP Paribas SA 9.250 N/A 1,612,308
2,000,000 (b),(c) Macquarie Bank Ltd/London 6.125 N/A 2,009,978
1,700,000 (c) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 1,622,225
3,000,000 (a),(b) NatWest Group PLC 8.125 N/A 3,186,786
TOTAL BANKS 21,081,431
FINANCIAL SERVICES - 0.5%
1,505,000 (b) Deutsche Bank AG 6.000 N/A 1,474,863
2,000,000 (b) Deutsche Bank AG 7.500 N/A 1,990,159
1,060,000 (b),(c) UBS Group AG 9.250 N/A 1,218,552
1,100,000 (b),(c) UBS Group AG 9.250 N/A 1,198,927
TOTAL FINANCIAL SERVICES 5,882,501
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $26,447,202) 26,963,932
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
185024947 CORPORATE BONDS - 18.9% 185024947
AUTOMOBILES & COMPONENTS - 0.2%
1,575,000 General Motors Financial Co Inc 4.900 10/06/29 1,568,801
TOTAL AUTOMOBILES & COMPONENTS 1,568,801
BANKS - 2.2%
375,000 (c) African Export-Import Bank/The 2.634 05/17/26 357,188
1,000,000 (c) Akbank TAS 6.800 02/06/26 1,015,000
375,000 (c) Akbank TAS 7.498 01/20/30 381,700
500,000 (a),(c) Banco do Brasil SA/Cayman 6.000 03/18/31 499,219
1,050,000 (c) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2.720 08/11/31 955,441
500,000 (c) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 436,018
3,475,000 Bank of America Corp 5.819 09/15/29 3,597,843
2,715,000 Bank of America Corp 5.518 10/25/35 2,727,452
1,035,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 940,391
1,850,000 Citibank NA 5.570 04/30/34 1,925,915
375,000 (c) Grupo Aval Ltd 4.375 02/04/30 329,903
1,540,000 JPMorgan Chase & Co 4.946 10/22/35 1,527,421
1,250,000 JPMorgan Chase & Co 2.595 02/24/26 1,243,402
1,125,000 JPMorgan Chase & Co 4.505 10/22/28 1,118,466
1,950,000 (c) NatWest Markets PLC 5.410 05/17/29 1,996,928
500,000 (c) Turkiye Garanti Bankasi AS 7.177 05/24/27 504,564
1,470,000 (g) Wells Fargo & Co 5.211 12/03/35 1,476,448
TOTAL BANKS 21,033,299
CAPITAL GOODS - 1.0%
1,825,000 (c) Albion Financing 2 Sarl 8.750 04/15/27 1,857,759
1,500,000 Boeing Co/The 4.875 05/01/25 1,498,221
1,975,000 Boeing Co/The 5.805 05/01/50 1,888,400
1,125,000 Honeywell International Inc 5.000 03/01/35 1,134,685
1,500,000 (c) IHS Holding Ltd 7.875 05/29/30 1,474,921
1,275,000 (c) Sisecam UK PLC 8.625 05/02/32 1,287,681
900,000 (c) Sociedad Quimica y Minera de Chile SA 6.500 11/07/33 938,241
TOTAL CAPITAL GOODS 10,079,908

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$ 1,800,000 Waste Management Inc 4.950 03/15/35 $ 1,803,117
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,803,117
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,125,000 Lowe's Cos Inc 4 .250 04/01/52 923,198
2,000,000 (c) Michaels Cos Inc/The 7.875 05/01/29 1,070,581
1,125,000 (c) Michaels Cos Inc/The 5.250 05/01/28 815,773
725,000 (c) Prosus NV 3.680 01/21/30 662,678
1,000,000 (c) Staples Inc 10.750 09/01/29 985,931
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,458,161
CONSUMER DURABLES & APPAREL - 0.2%
1,000,000 (c) CD&R Smokey Buyer Inc 9.500 10/15/29 1,008,001
1,200,000 (c) S&S Holdings LLC 8.375 10/01/31 1,214,846
TOTAL CONSUMER DURABLES & APPAREL 2,222,847
CONSUMER SERVICES - 0.2%
1,250,000 Piedmont Operating Partnership LP 9.250 07/20/28 1,379,733
1,135,000 (a) Sands China Ltd 3.250 08/08/31 974,587
TOTAL CONSUMER SERVICES 2,354,320
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
1,500,000 Kroger Co/The 4.600 08/15/27 1,506,595
1,300,000 Kroger Co/The 5.500 09/15/54 1,288,693
490,000 (a) Walgreens Boots Alliance Inc 8.125 08/15/29 493,394
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,288,682
ENERGY - 2.5%
2,750,000 Cheniere Energy Partners LP 4.500 10/01/29 2,677,238
500,000 (c) Coronado Finance Pty Ltd 9.250 10/01/29 514,858
800,000 (c) Cosan Luxembourg SA 5.500 09/20/29 764,321
1,050,000 (c) DT Midstream Inc 4.375 06/15/31 976,649
100,000 Ecopetrol SA 5.875 05/28/45 71,361
575,000 Ecopetrol SA 6.875 04/29/30 565,095
450,000 Ecopetrol SA 4.625 11/02/31 377,474
1,000,000 Ecopetrol SA 5.875 11/02/51 690,167
2,000,000 (c) EIG Pearl Holdings Sarl 3.545 08/31/36 1,736,368
300,000 (c) Empresa Nacional del Petroleo 6.150 05/10/33 304,411
900,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 777,456
826,000 (c) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 767,339
1,700,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 1,411,539
1,125,000 Marathon Petroleum Corp 5.000 09/15/54 980,929
500,000 (c) Medco Laurel Tree Pte Ltd 6.950 11/12/28 499,181
500,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 526,359
500,000 (c) Pertamina Persero PT 1.400 02/09/26 477,815
200,000 (c) Petroleos del Peru SA 4.750 06/19/32 152,378
559,000 Petroleos Mexicanos 7.690 01/23/50 437,814
1,490,000 Petroleos Mexicanos 6.700 02/16/32 1,320,297
100,000 Petroleos Mexicanos 6.750 09/21/47 71,734
1,500,000 (c) Raizen Fuels Finance SA 5.700 01/17/35 1,443,510
1,400,000 (c) SierraCol Energy Andina LLC 6.000 06/15/28 1,294,014
1,400,000 Targa Resources Corp 5.500 02/15/35 1,420,685
1,000,000 (c) Thaioil Treasury Center Co Ltd 2.500 06/18/30 864,331
1,780,000 Transcanada Trust 5.500 09/15/79 1,715,818
1,150,000 (c) US LIQUIDSCO0 6.176 10/01/54 1,164,872
TOTAL ENERGY 24,004,013
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
1,025,000 Essential Properties LP 2.950 07/15/31 883,586
1,250,000 GLP Capital LP / GLP Financing II Inc 5.250 06/01/25 1,248,987
2,050,000 Kite Realty Group LP 4.000 10/01/26 2,014,832
2,000,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.500 02/15/28 2,124,788
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,272,193

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
FINANCIAL SERVICES - 1.2%
$ 2,075,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 $ 1,937,631
500,000 (c),(d) Citrus Re Ltd (3-Month U.S. Treasury Bill + 5.060%) 5.100 06/07/25 507,750
1,400,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 1,362,596
500,000 (c),(d) Hestia Re Ltd (1-Month U.S. Treasury Bill + 10.080%) 14.567 04/22/25 472,750
2,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 2,053,533
250,000 (c),(d) Matterhorn Re Ltd (SOFR + 5.250%) 5.889 03/24/25 252,000
3,355,000 Morgan Stanley 4.654 10/18/30 3,325,271
1,000,000 (c),(d) Sanders Re Ltd (3-Month U.S. Treasury Bill + 3.000%) 3.250 04/07/25 1,003,000
1,000,000 (c) UBS Group AG 6.301 09/22/34 1,072,786
TOTAL FINANCIAL SERVICES 11,987,317
FOOD, BEVERAGE & TOBACCO - 1.0%
700,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375 06/29/28 621,026
875,000 Anheuser-Busch InBev Worldwide Inc 5.000 06/15/34 890,940
975,000 Anheuser-Busch InBev Worldwide Inc 4.350 06/01/40 903,071
1,200,000 (c) Bimbo Bakeries USA Inc 6.050 01/15/29 1,236,489
1,200,000 (c) Cia Cervecerias Unidas SA 3.350 01/19/32 1,027,422
2,250,000 Kellanova 3.250 04/01/26 2,211,108
1,000,000 Philip Morris International Inc 4.750 11/01/31 993,086
1,350,000 (c) Ulker Biskuvi Sanayi AS 7.875 07/08/31 1,380,494
TOTAL FOOD, BEVERAGE & TOBACCO 9,263,636
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
2,000,000 (c) CHS/Community Health Systems Inc 10.875 01/15/32 2,081,220
1,400,000 CVS Health Corp 5.050 03/25/48 1,240,840
1,510,000 (c) Prime Healthcare Services Inc 9.375 09/01/29 1,533,695
1,250,000 UnitedHealth Group Inc 5.000 04/15/34 1,255,710
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,111,465
INSURANCE - 0.8%
1,600,000 (c) Allianz SE 6.350 09/06/53 1,676,797
1,655,000 (c) Ardonagh Group Finance Ltd 8.875 02/15/32 1,704,192
500,000 (c),(d) Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill + 4.930%) 9.412 12/23/24 499,000
250,000 (c),(d) Bonanza RE Ltd (3-Month U.S. Treasury Bill + 5.620%) 10.110 03/16/25 249,500
1,000,000 Reinsurance Group of America Inc 5.750 09/15/34 1,027,697
550,000 (c),(d) Residential Reinsurance 2020 Ltd2020 A (3-Month U.S. Treasury
Bill + 0.500%)
6.510 12/06/24 548,350
500,000 (c),(d) Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill + 2.250%) 2.250 01/07/25 499,000
1,000,000 (c),(d) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7 .982 01/05/27 1,013,200
1,000,000 (c),(d) Vitality Re XV Ltd (3-Month U.S. Treasury Bill + 2.500%) 6.990 01/07/28 998,800
TOTAL INSURANCE 8,216,536
MATERIALS - 1.5%
1,700,000 (c) Alpek SAB de CV 4.250 09/18/29 1,578,496
2,000,000 Amcor Finance USA Inc 3.625 04/28/26 1,966,524
1,000,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 908,849
875,000 (b),(c) Cemex SAB de CV 9.125 N/A 933,581
325,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 338,088
1,120,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,114,125
710,000 (c) Inversiones CMPC SA 6.125 06/23/33 725,684
525,000 (c) LD Celulose International GmbH 7.950 01/26/32 535,664
1,325,000 (c) Mineral Resources Ltd 9 .250 10/01/28 1,387,836
585,000 (c) Navoi Mining & Metallurgical Combinat 6.700 10/17/28 589,270
225,000 (c) Nexa Resources SA 6.750 04/09/34 233,017
1,025,000 (c) OCP SA 3.750 06/23/31 890,379
1,325,000 (c) Orbia Advance Corp SAB de CV 1.875 05/11/26 1,254,921
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,272,473
900,000 (c) UltraTech Cement Ltd 2.800 02/16/31 789,668
TOTAL MATERIALS 14,518,575
MEDIA & ENTERTAINMENT - 0.8%
850,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900 06/01/52 578,335
1,550,000 Comcast Corp 2.800 01/15/51 987,074
2,000,000 (c) CSC Holdings LLC 11.250 05/15/28 1,979,071
3,000,000 (c) DISH Network Corp 11.750 11/15/27 3,187,260

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,150,000 Warnermedia Holdings Inc 5.141% 03/15/52 $ 924,434
TOTAL MEDIA & ENTERTAINMENT 7,656,174
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
850,000 AbbVie Inc 5.400 03/15/54 862,577
1,000,000 Amgen Inc 5.650 03/02/53 1,019,998
1,275,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 1,260,403
670,000 Teva Pharmaceutical Finance Netherlands III BV 8.125 09/15/31 753,391
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,896,369
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000,000 (a),(c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 1,863,657
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,863,657
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,200,000 (c) SK Hynix Inc 1.500 01/19/26 1,154,267
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,154,267
SOFTWARE & SERVICES - 0.4%
2,075,000 (c) Ahead DB Holdings LLC 6.625 05/01/28 2,056,307
800,000 Oracle Corp 5.375 09/27/54 777,128
1,000,000 (c) Rocket Software Inc 9.000 11/28/28 1,038,847
TOTAL SOFTWARE & SERVICES 3,872,282
TELECOMMUNICATION SERVICES - 1.4%
1,400,000 AT&T Inc 3.500 09/15/53 1,000,414
1,225,000 AT&T Inc 3.800 12/01/57 901,518
842,000 (c) C&W Senior Finance Ltd 6.875 09/15/27 835,286
775,000 (c) CT Trust 5.125 02/03/32 704,087
975,000 (c) Empresa Nacional de Telecomunicaciones SA 3.050 09/14/32 813,199
1,000,000 (c) Level 3 Financing Inc 10.500 05/15/30 1,097,498
1,000,000 (c) Level 3 Financing Inc 10.500 04/15/29 1,118,758
1,000,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,075,420
200,000 (c) Sable International Finance Ltd 7.125 10/15/32 200,382
300,000 (c) Sitios Latinoamerica SAB de CV 6.000 11/25/29 302,097
1,375,000 (a),(c) Sitios Latinoamerica SAB de CV 5.375 04/04/32 1,311,188
1,150,000 (c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,200,692
2,000,000 (c) Zayo Group Holdings Inc 4.000 03/01/27 1,885,913
1,230,000 (c) Zegona Finance PLC 8.625 07/15/29 1,306,875
TOTAL TELECOMMUNICATION SERVICES 13,753,327
TRANSPORTATION - 0.9%
500,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 390,600
1,205,217 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2.875 07/11/34 1,058,873
3,500,000 (a),(c) Brightline East LLC 11.000 01/31/30 3,278,702
1,500,000 (c) Grupo Aeromexico SAB de CV 8.250 11/15/29 1,491,600
975,000 (c) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 1,000,652
740,000 (c) MISC Capital Two Labuan Ltd 3.750 04/06/27 720,116
1,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 1,023,080
TOTAL TRANSPORTATION 8,963,623
UTILITIES - 1.7%
1,189,247 (c) Alfa Desarrollo SpA2021 1 4.550 09/27/51 908,416
900,000 Atmos Energy Corp 5.000 12/15/54 856,020
775,000 (c) Comision Federal de Electricidad 5.700 01/24/30 757,449
500,000 (c) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 511,547
1,225,000 Duke Energy Progress LLC 5.350 03/15/53 1,227,839
800,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 685,976
1,000,000 (c) EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia
SpA
5.375 12/30/30 862,293
950,000 (c) Eskom Holdings SOC Ltd 6.350 08/10/28 947,101
1,125,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,053,743
700,000 (c) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple
7.250 01/31/41 699,055
1,625,000 Florida Power & Light Co 5.150 06/15/29 1,665,198
850,000 Interstate Power and Light Co 3.100 11/30/51 578,301
875,000 (c) Israel Electric Corp Ltd, Reg S 3.750 02/22/32 778,086

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 (c) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500% 07/14/28 $ 1,388,431
707,933 (c) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 593,378
565,425 (c) UEP Penonome II SA2020 1 6.500 10/01/38 508,882
2,600,000 Wisconsin Power and Light Co 5.375 03/30/34 2,660,663
TOTAL UTILITIES 16,682,378
TOTAL CORPORATE BONDS
(Cost $189,446,303) 185,024,947
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1062379 EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 0.1% 1062379
ISRAEL - 0.1%
250,000 Israel Government International Bond 5.375 03/12/29 252,723
600,000 Israel Government International Bond 5.750 03/12/54 573,997
350,000 State of Israel 3.375 01/15/50 235,659
TOTAL ISRAEL 1,062,379
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $1,070,902) 1,062,379
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 34.7% –
2,500,000 (c),(d) Alen 2021-ACEN Mortgage Trust, (TSFR1M + 4.114%), 2021
ACEN
8.724 04/15/34 1,212,249
321,024 (c) Arroyo Mortgage Trust 2019-3, 2019 3 3.416 10/25/48 305,339
1,300,000 (c),(d) Ashford Hospitality Trust 2018-KEYS, (TSFR1M + 2.147%), 2018
KEYS
6.757 06/15/35 1,285,833
1,813,812 (c),(d) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
(TSFR1M + 3.000%), 2022 DKLX
7.610 01/15/39 1,814,176
1,200,000 BANK, 2017 BNK5 4.190 06/15/60 1,138,214
700,000 BANK 2017-BNK8, 2017 BNK8 4.229 11/15/50 545,975
2,700,000 BANK 2019-BNK18, 2019 BN18 4.214 05/15/62 2,171,684
2,000,000 (c) BANK 2019-BNK21, 2019 BN21 2.500 10/17/52 1,383,080
2,000,000 BANK5 2024-5YR5 6.539 02/15/29 2,078,019
3,925,000 (c) BBCMS Trust, 2015 SRCH 5.122 08/10/35 3,492,173
3,000,000 (c),(d) BBCMS Trust 2018-CBM, (TSFR1M + 1.488%), 2018 CBM 6.817 07/15/37 2,910,904
2,500,000 Benchmark 2019-B14 Mortgage Trust, 2019 B14 3.897 12/15/62 1,926,218
1,000,000 (c) Benchmark 2019-B14 Mortgage Trust, 2019 B14 2.500 12/15/62 640,744
2,500,000 Benchmark 2019-B15 Mortgage Trust, 2019 B15 3.836 12/15/72 1,952,220
1,500,000 (c) Benchmark 2020-B18 Mortgage Trust, 2020 B18 4.139 07/15/53 1,426,457
1,000,000 (c) Benchmark 2020-IG2 Mortgage Trust, 2020 IG2 2.791 09/15/48 841,516
1,000,000 (c) Benchmark 2020-IG3 Mortgage Trust, 2020 IG3 3.654 09/15/48 926,657
1,700,000 Benchmark Mortgage Trust, 2018 B2 4.447 02/15/51 1,469,338
1,500,000 Benchmark Mortgage Trust, 2019 B14 3.493 12/15/62 1,253,826
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3.873 08/15/52 1,604,571
2,000,000 (c) BPR 2023-STON Mortgage Trust, 2023 STON 7.871 12/05/39 2,046,940
1,250,000 (c),(d) BX Commercial Mortgage Trust 2019-IMC, (TSFR1M + 1.946%),
2019 IMC
6.555 04/15/34 1,231,010
2,000,000 (c),(d) BX Commercial Mortgage Trust 2024-BRBK, (TSFR1M + 4.874%),
2024 BRBK
9.484 10/15/41 2,001,635
1,500,000 (c),(d) BX Trust, (TSFR1M + 3.339%), 2023 DELC 7.948 05/15/38 1,516,607
705,000 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631 08/10/49 498,175
1,440,000 CD Mortgage Trust, 2017 CD3 3.984 02/10/50 897,057
48,260 (c) CF 2020-P1 Mortgage Trust, 2020 P1 2.840 04/15/25 47,688
750,000 (c) CF 2020-P1 Mortgage Trust, 2020 P1 3.603 04/15/52 667,320
1,000,000 (c) Citigroup Commercial Mortgage Trust 2014-GC23, 2014 GC23 4.593 07/10/47 900,675
2,750,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 3.758 04/10/48 2,681,452
1,690,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 4.344 04/10/48 1,630,110
1,900,000 Citigroup Commercial Mortgage Trust 2016-GC37, 2016 GC37 4.233 04/10/49 1,817,769
2,500,000 Citigroup Commercial Mortgage Trust 2017-C4, 2017 C4 4.285 10/12/50 2,310,373
850,000 (c),(d) Citigroup Commercial Mortgage Trust 2021-PRM2, (TSFR1M +
2.014%), 2021 PRM2
6.624 10/15/38 843,013

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,528,583 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 05/10/47 $ 1,492,442
187,602 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.780 10/10/47 181,776
2,000,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.747 06/10/47 1,419,036
2,000,000 (c) COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.767 06/10/47 793,836
1,840,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.237 03/10/48 1,598,701
2,000,000 (c) COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 3.000 03/10/48 1,351,911
2,628,000 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.476 05/10/48 2,092,017
1,500,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463 08/10/48 1,332,162
1,000,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.493 08/10/48 972,408
500,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.493 08/10/48 453,962
550,000 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768 08/10/48 503,915
3,000,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.612 10/10/48 2,641,802
2,043,000 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.696 10/10/48 1,942,442
2,000,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.637 08/15/57 1,683,504
3,500,000 COMM Mortgage Trust, 2018 COR3 4.669 05/10/51 2,956,495
837,806 COMM Mortgage Trust 4.585 02/10/47 805,575
5,000,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), 2023
R05
9.475 06/25/43 5,433,602
4,830,000 (c),(d) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A +
5.500%), 2021 R03
10.234 12/25/41 5,063,977
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A +
6.000%), 2022 R01
10.734 12/25/41 5,271,229
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A +
7.650%), 2022 R02
12.972 01/25/42 5,445,984
4,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A +
9.850%), 2022 R03
14.823 03/25/42 4,571,338
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A +
9.500%), 2022 R04
14.837 03/25/42 5,605,418
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R05, (SOFR30A +
7.000%), 2022 R05
11.734 04/25/42 5,443,227
4,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
9.375 06/25/42 4,324,687
4,000,000 (c),(d) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
12.000%), 2022 R07
16.725 06/25/42 4,819,772
600,000 (c),(d) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A +
6.750%), 2022 R09
11.475 09/25/42 668,703
3,350,000 (c),(d) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A +
7.900%), 2023 R02
12.634 01/25/43 3,796,824
5,000,600 (c),(d) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A +
5.550%), 2023 R02
10.284 01/25/43 5,499,176
6,217,000 (c),(d) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A +
5.350%), 2023 R04
10.075 05/25/43 6,862,777
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A +
8.250%), 2023 R04
12.975 05/25/43 5,781,069
1,415,000 (c),(d) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A +
6.850%), 2023 R05
11.575 06/25/43 1,577,814
3,390,000 (c),(d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
5.900%), 2023 R06
10.634 07/25/43 3,728,123
5,000,000 (c),(d) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A +
3.900%), 2023 R06
9.188 07/25/43 5,305,860
2,775,000 (c),(d) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A +
3.550%), 2023 R08
8.284 10/25/43 2,910,297
4,069,612 (c) CSMC 2021-INV2 Trust, 2021 INV2 3.288 11/25/56 3,290,405
1,000,000 (c) CSMC 2021-NQM1, 2021 NQM1 2 .130 05/25/65 725,528
1,300,000 (c) DBSG 2024-ALTA Mortgage Trust, 2024 ALTA 7.296 06/10/37 1,314,860
30,450,000 (c) DOLP Trust 2021-NYC, 2021 NYC, (I/O) 0.665 05/10/41 983,167
8,772,470 Fannie Mae Pool, FN MA5039 5.500 06/01/53 8,768,212
8,866,099 Fannie Mae Pool, FN MA5107 5.500 08/01/53 8,861,076
9,009,861 Fannie Mae Pool, FN MA5165 5.500 10/01/53 9,004,182
10,323 (d) Fannie Mae Pool, FN 946228, (LIBOR 12 M + 1.587%) 7.337 09/01/37 10,452
668 (d) Fannie Mae Pool, FN 905597, (LIBOR 12 M + 1.875%) 6.125 12/01/36 678
7,466,465 Fannie Mae Pool, FN MA5353 5.500 05/01/54 7,459,464
6,991,044 Fannie Mae Pool, FN MA4918 5.000 02/01/53 6,878,966

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 8,380,403 Fannie Mae Pool, FN MA4919 5.500% 02/01/53 $ 8,387,978
149,158 (d) Fannie Mae REMICS, (SOFR30A + 5.836%), 2013 98, (I/O) 1.101 09/25/43 16,215
79,728 (c) Flagstar Mortgage Trust 2017-2, 2017 2 3.973 10/25/47 71,860
1,831,022 (c) Flagstar Mortgage Trust 2021-11INV, 2021 11IN 3.449 11/25/51 1,407,234
11,299,990 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.304 07/25/41 1,050,899
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%), 2022
DNA3
8.647 04/25/42 5,374,868
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A +
7.500%), 2021 DNA6
12.234 10/25/41 5,394,756
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A +
7.100%), 2022 DNA1
11.834 01/25/42 5,356,925
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
8.500%), 2022 DNA2
13.788 02/25/42 5,521,232
5,900,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A +
4.750%), 2022 DNA2
9.484 02/25/42 6,220,377
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
9.750%), 2022 DNA3
15.087 04/25/42 5,682,080
5,000,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A +
7.000%), 2022 HQA1
9.997 03/25/42 5,508,402
4,600,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
8.734 07/25/42 4,906,753
116,961 (d) Freddie Mac Strips, (SOFR30A + 0.058%), 2014 327, (I/O) 0.472 03/15/44 11,015
1,962,274 (d) Government National Mortgage Association, (SOFR30A +
26.100%), 2023 96
5.391 07/20/53 2,255,687
20,682,902 (d) Government National Mortgage Association, (TSFR1M +
6.326%), 2020 61
1.566 07/20/43 2,219,083
3,103,139 (d) Government National Mortgage Association, (SOFR30A +
23.205%), 2023 111
4.638 08/20/53 3,282,622
1,500,000 (c),(d) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
1.897%), 2018 TWR
6.507 07/15/31 457,081
1,081,000 (c),(d) GS Mortgage Securities Corp Trust 2018-TWR, (LIBOR 1 M +
1.497%), 2018 TWR
3.449 07/15/31 551,321
2,600,000 (c),(d) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M +
1.364%), 2021 ARDN
5.974 11/15/36 2,571,968
2,000,000 (c),(d) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M +
3.464%), 2021 ARDN
8.074 11/15/36 1,974,940
1,000,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 4.103 10/10/49 917,541
2,260,000 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 4.075 11/10/49 1,897,200
1,425,000 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158 02/10/52 1,343,521
1,000,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012 12/12/53 834,118
4,713 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019 PJ2 4.000 11/25/49 4,429
97,967 (c) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019 PJ2 4.000 11/25/49 92,069
2,000,000 (c) HTL Commercial Mortgage Trust 2024-T53, 2024 T53 7.324 05/10/39 2,044,590
1,000,000 (c) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3.041 12/10/41 788,965
1,500,000 (c),(d) ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M + 2.744%),
2022 LPF2
7.353 10/15/39 1,499,728
2,000,000 (c) ILPT Commercial Mortgage Trust 2022-LPFX, 2022 LPFX 3.951 03/15/32 1,701,013
364,868 Impac Secured Assets CMN Owner Trust, 2000 3 8.000 10/25/30 333,880
257,571 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 2.051 10/25/55 241,144
2,000,000 (c) Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1 3.531 10/25/55 1,805,772
346,638 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 1.617 06/25/56 301,680
450,000 (c) Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1 2.383 06/25/56 346,526
2,440,699 (c),(d) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP, (TSFR1M + 2.608%), 2022 NLP
7.918 04/15/37 2,163,410
4,719,886 (c) J.P. Morgan Mortgage Trust 2022-LTV2, 2022 LTV2 3.670 09/25/52 3,940,639
153,623 (d) JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M + 0.674%),
2007 S1
5.262 04/25/47 146,964
1,000,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, 2020 NNN
3.065 01/16/37 795,759
1,355,793 (c) JP Morgan Mortgage Trust 2020-INV1, 2020 INV1 4.186 08/25/50 1,171,732
2,500,000 JPMBB Commercial Mortgage Securities Trust 2015-C31, 2015
C31
4.777 08/15/48 1,911,725

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 2,500,000 (c) JPMBB Commercial Mortgage Securities Trust 2015-C33, 2015
C33
4.136% 12/15/48 $ 2,197,770
1,400,000 (c) JPMBB Commercial Mortgage Securities Trust 2016-C1, 2016 C1 4.356 03/17/49 1,215,139
1,500,000 JPMBB Commercial Mortgage Securities Trust 2016-C1, 2016 C1 4.856 03/17/49 1,382,434
2,000,000 JPMCC Commercial Mortgage Securities Trust, 2017 JP6 3.850 07/15/50 1,580,014
1,335,000 JPMCC Commercial Mortgage Securities Trust 2017-JP7, 2017
JP7
3.823 09/15/50 1,078,650
1,400,000 (c) JPMCC Commercial Mortgage Securities Trust 2017-JP7, 2017
JP7
4.573 09/15/50 773,340
190,000 (c) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, 2013 GCP
3.985 02/15/36 173,268
3,015,000 (c) Legends Outlets Kansas City KS Mortgage Secured Pass-Through
Trust, 2024 LGND
6.508 10/15/27 3,002,350
34,356,000 (c) MFT Trust 2020-ABC, 2020 ABC, (I/O) 0.235 02/10/42 232,250
750,000 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177 07/15/51 729,425
2,000,000 (c) MRCD 2019-MARK Mortgage Trust, 2019 PARK 2.718 12/15/36 1,310,000
500,000 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577 06/07/35 464,059
1,500,000 (c) MSCG Trust 2015-ALDR, 2015 ALDR 3.577 06/07/35 1,412,091
1,000,000 (c),(d) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M +
2.943%), 2022 LPFL
7.773 03/15/39 997,859
1,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 3.579%), 2019 MILE
8.189 07/15/36 1,054,112
1,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 4.329%), 2019 MILE
8.939 07/15/36 971,745
74,747 (c) New Residential Mortgage Loan Trust 2015-2, 2015 2A 5.341 08/25/55 73,599
1,000,000 (c) NLT 2021-INV2 Trust, 2021 INV2 2.569 08/25/56 733,523
3,200,000 (c),(d) NYC Trust 2024-3ELV, (TSFR1M + 2.840%), 2024 3ELV 7.449 08/15/29 3,216,707
1,150,000 (c) One Bryant Park Trust 2019-OBP 2.516 09/15/54 1,011,952
2,517,933 (c),(d) OPEN Trust 2023-AIR, (TSFR1M + 5.236%), 2023 AIR 9.845 10/15/28 2,546,633
2,000,000 (c),(d) PKHL Commercial Mortgage Trust 2021-MF, (TSFR1M + 0.994%),
2021 MF
5.604 07/15/38 1,886,255
1,000,000 (c),(d) RLGH Trust 2021-TROT, (LIBOR 1 M + 1.828%), 2021 TROT 1.821 04/15/36 988,347
10,073 (c) Sequoia Mortgage Trust 2018-7, 2018 7 4.000 09/25/48 9,471
5,551 (c) Sequoia Mortgage Trust 2019-2, 2019 2 4.000 06/25/49 5,205
1,155,000 (c) SLG Office Trust 2021-OVA, 2021 OVA 2.851 07/15/41 944,743
40,180,000 (c) SLG Office Trust 2021-OVA, 2021 OVA, (I/O) 0.258 07/15/41 535,603
1,831,354 (c),(d) SMR 2022-IND Mortgage Trust, (TSFR1M + 3.950%), 2022 IND 8.559 02/15/39 1,766,490
2,140,000 (c),(d) SREIT Trust 2021-PALM, (TSFR1M + 1.524%), 2021 PALM 6.133 10/15/34 2,120,533
2,000,000 (c),(d) TX Trust 2024-HOU, (TSFR1M + 3.239%), 2024 1 7.848 06/15/39 1,998,909
2,000,000 (c) Verus Securitization Trust 2021-8, 2021 8 3.288 11/25/66 1,574,220
30,813 Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, 2004 RA3
5.624 08/25/38 30,343
1,615,000 Wells Fargo Commercial Mortgage Trust 2015-NXS1, 2015 NXS1 3.658 05/15/48 1,579,878
2,000,000 Wells Fargo Commercial Mortgage Trust 2015-P2, 2015 P2 4.818 12/15/48 1,915,507
4,500,000 Wells Fargo Commercial Mortgage Trust 2024-C63, 2024 C63 5.820 08/15/57 4,690,978
936,607 (c) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust, 2021
INV1
3.311 08/25/51 784,112
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $352,250,140) 340,591,083
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
10118886 MUNICIPAL BONDS - 1.0% 10118886
ILLINOIS - 0.4%
4,000,000 Illinois Housing Development Authority 5.784 10/01/44 4,033,992
TOTAL ILLINOIS 4,033,992
NEW YORK - 0.6%
5,955,000 New York City Transitional Finance Authority 5.110 05/01/36 6,084,894
TOTAL NEW YORK 6,084,894
TOTAL MUNICIPAL BONDS
(Cost $10,038,389) 10,118,886

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
68025991 SOVEREIGN DEBT - 6.9% 68025991
ANGOLA - 0.1%
$ 1,050,000 (c) Angolan Government International Bond 8.750% 04/14/32 $ 940,582
TOTAL ANGOLA 940,582
BAHRAIN - 0.0%
500,000 (c) Bahrain Government International Bond 6.000 09/19/44 427,194
TOTAL BAHRAIN 427,194
BENIN - 0.2%
1,550,000 (c) Benin Government International Bond 7.960 02/13/38 1,504,368
TOTAL BENIN 1,504,368
BRAZIL - 0.3%
1,950,000 Brazilian Government International Bond 7.125 05/13/54 1,930,630
945,000 Brazilian Government International Bond 6.000 10/20/33 930,356
TOTAL BRAZIL 2,860,986
CHILE - 0.1%
1,500,000 Chile Government International Bond 3.100 05/07/41 1,123,460
TOTAL CHILE 1,123,460
COLOMBIA - 0.3%
3,200,000 Colombia Government International Bond 5.000 06/15/45 2,247,643
825,000 Colombia Government International Bond 5.200 05/15/49 578,117
TOTAL COLOMBIA 2,825,760
COSTA RICA - 0.1%
905,000 (c) Costa Rica Government International Bond 5.625 04/30/43 820,835
TOTAL COSTA RICA 820,835
COTE D'IVOIRE - 0.3%
1,175,000 (c) Ivory Coast Government International Bond 6.125 06/15/33 1,068,662
704,654 (c) Ivory Coast Government International Bond 2032 144A 5.750 12/31/32 669,498
1,100,000 (c) Ivory Coast Government International Bond 8.250 01/30/37 1,094,995
TOTAL COTE D'IVOIRE 2,833,155
DOMINICAN REPUBLIC - 0.2%
835,000 (c) Dominican Republic International Bond 5.300 01/21/41 736,997
1,525,000 (c) Dominican Republic International Bond 4.500 01/30/30 1,418,174
TOTAL DOMINICAN REPUBLIC 2,155,171
ECUADOR - 0.0%
380,000 (c) Ecuador Government International Bond 5.000 07/31/30 256,487
TOTAL ECUADOR 256,487
EGYPT - 0.2%
2,250,000 (c) Egypt Government International Bond 8.500 01/31/47 1,809,990
TOTAL EGYPT 1,809,990
GHANA - 0.0%
20,800 (c) Ghana Government International Bond 0.000 07/03/26 19,360
157,300 (c) Ghana Government International Bond 5.000 07/03/29 137,968
36,007 (c) Ghana Government International Bond 0.000 01/03/30 28,305
226,200 (c) Ghana Government International Bond 5.000 07/03/35 160,602
TOTAL GHANA 346,235
GUATEMALA - 0.0%
500,000 (c) Guatemala Government Bond 6.600 06/13/36 504,000
TOTAL GUATEMALA 504,000
HONDURAS - 0.4%
1,675,000 (c) Honduras Government International Bond 5.625 06/24/30 1,493,263
1,575,000 (c) Honduras Government International Bond 8.625 11/27/34 1,572,638
TOTAL HONDURAS 3,065,901
HUNGARY - 0.2%
1,650,000 Hungary Government International Bond 7.625 03/29/41 1,872,420
300,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 303,761
TOTAL HUNGARY 2,176,181
INDONESIA - 0.1%
950,000 (c) Perusahaan Penerbit SBSN Indonesia III 3.800 06/23/50 739,943
TOTAL INDONESIA 739,943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IRAQ - 0.1%
$ 1,319,062 (c) Iraq International Bond 5.800% 01/15/28 $ 1,278,600
TOTAL IRAQ 1,278,600
JORDAN - 0.1%
600,000 (c) Jordan Government International Bond 5.850 07/07/30 571,587
600,000 (c) Jordan Government International Bond 7.375 10/10/47 555,927
TOTAL JORDAN 1,127,514
KAZAKHSTAN - 0.2%
1,675,000 (c) Development Bank of Kazakhstan JSC 2.950 05/06/31 1,450,654
975,000 (c) Kazakhstan Government International Bond 6.500 07/21/45 1,086,815
TOTAL KAZAKHSTAN 2,537,469
KENYA - 0.1%
1,445,000 (c) Republic of Kenya Government International Bond 6.300 01/23/34 1,161,090
500,000 (c) Republic of Kenya Government International Bond 9.750 02/16/31 499,951
TOTAL KENYA 1,661,041
MEXICO - 0.8%
1,966,000 Mexico Government International Bond 4.750 03/08/44 1,570,206
1,000,000 Mexico Government International Bond 4.750 04/27/32 933,335
3,325,000 Mexico Government International Bond 4.280 08/14/41 2,570,273
1,975,000 Mexico Government International Bond 6.400 05/07/54 1,859,267
TOTAL MEXICO 6,933,081
MONGOLIA - 0.1%
795,000 (c) Mongolia Government International Bond 4.450 07/07/31 695,323
TOTAL MONGOLIA 695,323
MOROCCO - 0.1%
850,000 (c) Morocco Government International Bond 5.500 12/11/42 769,509
TOTAL MOROCCO 769,509
NIGERIA - 0.0%
325,000 (c) Nigeria Government International Bond 8.375 03/24/29 314,750
415,000 (c) Nigeria Government International Bond 7.875 02/16/32 373,608
TOTAL NIGERIA 688,358
OMAN - 0.2%
2,050,000 (c) Oman Government International Bond 6.500 03/08/47 2,089,094
TOTAL OMAN 2,089,094
PANAMA - 0.3%
1,360,000 Panama Bonos del Tesoro 3.362 06/30/31 1,103,640
1,925,000 Panama Government International Bond 8.000 03/01/38 2,038,151
TOTAL PANAMA 3,141,791
PARAGUAY - 0.3%
1,625,000 (c) Paraguay Government International Bond 5.600 03/13/48 1,488,399
675,000 (c) Paraguay Government International Bond 6.000 02/09/36 692,145
TOTAL PARAGUAY 2,180,544
PERU - 0.3%
1,050,000 Peruvian Government International Bond 3.300 03/11/41 794,445
1,755,000 Peruvian Government International Bond 5.875 08/08/54 1,756,904
TOTAL PERU 2,551,349
PHILIPPINES - 0.1%
550,000 Philippine Government International Bond 6.375 10/23/34 606,221
495,000 Philippine Government International Bond 4.200 03/29/47 423,161
TOTAL PHILIPPINES 1,029,382
POLAND - 0.1%
630,000 Republic of Poland Government International Bond 5.500 04/04/53 611,077
TOTAL POLAND 611,077
QATAR - 0.1%
850,000 (c) Qatar Government International Bond 4.817 03/14/49 800,460
TOTAL QATAR 800,460
REPUBLIC OF SERBIA - 0.2%
1,500,000 (c) Serbia International Bond 6.500 09/26/33 1,562,613
TOTAL REPUBLIC OF SERBIA 1,562,613

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ROMANIA - 0.1%
$ 450,000 (c) Romanian Government International Bond 7.625% 01/17/53 $ 474,048
1,370,000 (c) Romanian Government International Bond 6.125 01/22/44 1,258,907
TOTAL ROMANIA 1,732,955
RWANDA - 0.1%
1,375,000 (c) Rwanda International Government Bond 5.500 08/09/31 1,166,535
TOTAL RWANDA 1,166,535
SAUDI ARABIA - 0.1%
2,065,000 (c) Saudi Government International Bond 3.750 01/21/55 1,467,509
TOTAL SAUDI ARABIA 1,467,509
SENEGAL - 0.2%
1,600,000 (c) Senegal Government International Bond 6.250 05/23/33 1,344,608
700,000 (c) Senegal Government International Bond 6.750 03/13/48 505,750
TOTAL SENEGAL 1,850,358
SOUTH AFRICA - 0.3%
1,575,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,490,750
1,900,000 (a) Republic of South Africa Government International Bond 5.375 07/24/44 1,498,887
TOTAL SOUTH AFRICA 2,989,637
TURKEY - 0.3%
450,000 Turkiye Government International Bond 9.125 07/13/30 504,367
1,025,000 (a) Turkiye Government International Bond 7.625 05/15/34 1,066,664
875,000 Turkiye Government International Bond 6.500 01/03/35 841,116
750,000 (c) Turkiye Ihracat Kredi Bankasi AS 5.750 07/06/26 748,543
TOTAL TURKEY 3,160,690
UKRAINE - 0.0%
22,079 (c) Ukraine Government International Bond 0.000 02/01/34 8,721
21,633 (c) Ukraine Government International Bond 1.750 02/01/36 10,881
5,908 (c) Ukraine Government International Bond 0.000 02/01/30 2,998
18,658 (c) Ukraine Government International Bond 0.000 02/01/35 10,878
15,548 (c) Ukraine Government International Bond 0.000 02/01/36 9,018
54,082 (c) Ukraine Government International Bond 1.750 02/01/34 28,266
32,449 (c) Ukraine Government International Bond 1.750 02/01/35 16,614
TOTAL UKRAINE 87,376
UZBEKISTAN - 0.2%
1,600,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 1,523,478
TOTAL UZBEKISTAN 1,523,478
TOTAL SOVEREIGN DEBT
(Cost $72,152,752) 68,025,991
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
75451094 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7% 75451094
18,000,000 United States Treasury Note/Bond 4.125 08/15/44 17,133,750
15,000,000 United States Treasury Note/Bond 4.625 11/15/44 15,307,031
5,000,000 United States Treasury Note/Bond 4.125 10/31/26 4,992,969
20,000,000 United States Treasury Note/Bond 4.125 11/15/27 20,006,250
10,000,000 United States Treasury Note/Bond 4.125 10/31/29 10,014,844
8,000,000 United States Treasury Note/Bond 4.125 10/31/31 7,996,250
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $75,805,387) 75,451,094
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
44370013 VARIABLE RATE SENIOR LOAN INTERESTS - 4.5% 44370013
CAPITAL GOODS - 0.2%
224,438 (d) Titan Acquisition Limited, Term Loan B, (TSFR1M + 5.000%) 9.573 02/01/29 226,230
1,485,047 (d) Windsor Holdings III, LLC, First Lien Term Loan B, (TSFR1M +
3.500%)
8.099 08/01/30 1,506,023
TOTAL CAPITAL GOODS 1,732,253

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$ 2,134,650 (d) Prime Security Services Borrower, LLC, Term Loan B, (TSFR1M +
2.250%)
6.906% 10/15/30 $ 2,142,538
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,142,538
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
2,463,323 (d) CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8.085 11/08/27 2,484,372
2,020,000 (d),(g) CNT Holdings I Corp, Term Loan, (TBD) TBD TBD 2,037,261
515,197 (d) Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7.573 04/16/31 518,015
426,335 (d) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8.423 02/14/28 426,830
2,329,163 (d) Wand NewCo 3, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M
+ 3.250%)
7.838 01/30/31 2,348,390
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,814,868
CONSUMER DURABLES & APPAREL - 0.0%
433,024 (d) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7.937 10/29/27 412,938
TOTAL CONSUMER DURABLES & APPAREL 412,938
CONSUMER SERVICES - 0.2%
997,187 (d) Alterra Mountain Company, Term Loan B7, (TSFR1M + 3.000%) 7.573 05/31/30 1,007,159
535,000 (d),(g) Fleet Midco I Limited, Term Loan B, (TBD) TBD TBD 537,675
346,496 (d) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M +
2.750%)
8.014 10/31/29 348,518
TOTAL CONSUMER SERVICES 1,893,352
FINANCIAL SERVICES - 0.1%
910,000 (d) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.500%) 7.104 01/31/31 919,910
TOTAL FINANCIAL SERVICES 919,910
FOOD, BEVERAGE & TOBACCO - 0.0%
1,414 (d) City Brewing Company, LLC, First Lien, (TSFR3M + 5.000%) 9.647 04/14/28 601
71,922 (d) City Brewing Company, LLC, First Out New Money Term Loan,
(TSFR3M + 6.250%)
10.906 04/05/28 58,257
188,204 (d) City Brewing Company, LLC, FLFO Roll Up Term Loan, (TSFR3M
+ 3.500%)
8.418 04/14/28 141,153
TOTAL FOOD, BEVERAGE & TOBACCO 200,011
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,955,000 (d) Bausch & Lomb Corporation, Term Loan, (TSFR1M + 3.250%) 7.938 05/05/27 1,963,866
3,989,691 (d) Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%) 7.073 07/31/31 4,021,488
531,584 (d) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.250%) 6.823 10/23/28 535,372
937,300 (d) Parexel International Corporation, Term Loan B, (TSFR1M +
3.000%)
7.573 11/15/28 945,140
997,494 (d) Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 7.823 02/21/31 1,006,561
262,924 (d) Select Medical Corporation, Term Loan B1, (Prime + 1.750%) 9.500 03/05/27 264,239
845,750 (d) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7.338 12/19/30 853,104
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,589,770
INSURANCE - 0.4%
2,658,337 (d) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7.823 05/12/31 2,675,856
1,595,081 (d) Truist Insurance Holdings LLC, First Lien Term Loan, (TSFR3M +
3.250%)
7.854 03/22/31 1,603,598
TOTAL INSURANCE 4,279,454
MATERIALS - 0.4%
1,441,350 (d) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.748 04/13/29 1,451,742
223,313 (d) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7.823 02/09/30 224,686
482,278 (d) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 8.187 08/03/26 445,302
1,736,897 (d) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8.590 09/15/28 1,745,043
68,075 (d) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7.854 09/22/28 68,660
TOTAL MATERIALS 3,935,433
MEDIA & ENTERTAINMENT - 0.1%
376,599 (d) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9.847 08/02/27 380,751
214,462 (d) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.521 02/10/31 215,079
TOTAL MEDIA & ENTERTAINMENT 595,830

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
$ 956,479 (d) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.823% 05/05/28 $ 962,285
1,512,645 (d) Organon & Co, Term Loan B, (TSFR1M + 2.500%) 7.099 05/14/31 1,526,834
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,489,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
703,756 (d) Ultra Clean Holdings, Inc, Term Loan B, (TSFR1M + 3.250%) 7.823 02/25/28 708,594
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 708,594
SOFTWARE & SERVICES - 0.6%
2,500,000 (d) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.750%) 8.335 07/30/31 2,520,375
2,402,925 (d) Cotiviti Corporation, Term Loan, (TSFR1M + 3.000%) 7.672 04/30/31 2,415,697
482,500 (d) IGT Holding IV AB, Term Loan B2, (SOFR90A + 3.650%) 8.732 03/29/28 486,121
93,406 (d) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7.617 02/10/31 94,138
TOTAL SOFTWARE & SERVICES 5,516,331
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
184,917 (d) Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7.564 09/22/31 186,766
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 186,766
TELECOMMUNICATION SERVICES - 0.0%
500,000 (d),(g) Zayo Group Holdings, Inc., Term Loan, (TBD) TBD TBD 479,492
TOTAL TELECOMMUNICATION SERVICES 479,492
TRANSPORTATION - 0.0%
64,391 (d) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.367 10/20/27 65,768
TOTAL TRANSPORTATION 65,768
UTILITIES - 0.1%
1,185,750 (d) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8.023 05/17/30 1,194,726
211,261 (d) Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8.023 05/17/30 212,860
TOTAL UTILITIES 1,407,586
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $43,993,405) 44,370,013
TOTAL LONG-TERM INVESTMENTS
(Cost $980,602,511) 959,713,341
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.8%
27,166,611 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
4.630 (i) 27,166,611
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $27,166,611) 27,166,611
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.4%
33215379 REPURCHASE AGREEMENTS - 3.4% 33215379
1,065,379 (j) Fixed Income Clearing Corporation 1.440 12/02/24 1,065,379
32,150,000 (k) Fixed Income Clearing Corporation 4.550 12/02/24 32,150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $33,215,379) 33,215,379
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,215,379) 33,215,379
TOTAL INVESTMENTS - 104.0%
(Cost $1,040,984,501 ) 1,020,095,331
OTHER ASSETS & LIABILITIES, NET -  (4.0)% (39,497,674)
NET ASSETS - 100% $ 980,597,657

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 350 3/25 $ 71,977,177 $ 72,138,282 $ 161,105
U.S. Treasury 5-Year Note 150 3/25 16,071,379 16,140,234 68,855
U.S. Treasury Long Bond 175 3/25 20,605,151 20,912,500 307,349
U.S. Treasury Ultra Bond 200 3/25 24,939,483 25,437,500 498,017
Total $133,593,190 $134,628,516 $1,035,326
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 64,894,450 $ – $ 64,894,450
$25 Par (or similar) Retail Preferred 752,696 – – 752,696
Asset-Backed Securities – 141,366,870 1,091,000 142,457,870
Contingent Capital Securities – 26,963,932 – 26,963,932
Corporate Bonds – 185,024,947 – 185,024,947
Emerging Market Debt and Foreign
Corporate Bonds – 1,062,379 – 1,062,379
Mortgage-Backed Securities – 340,591,083 – 340,591,083
Municipal Bonds – 10,118,886 – 10,118,886
Sovereign Debt – 68,025,991 – 68,025,991
U.S. Government and Agency Obligations – 75,451,094 – 75,451,094
Variable Rate Senior Loan Interests – 44,370,013 – 44,370,013
Investments Purchased with Collateral from
Securities Lending 27,166,611 – – 27,166,611
Short-Term Investments:
Repurchase Agreements – 33,215,379 – 33,215,379
Investments in Derivatives:
Futures Contracts* 1,035,326 – – 1,035,326
Total
$ 28,954,633 $ 991,085,024 $ 1,091,000 $ 1,021,130,657
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments November 30, 2024
(continued)
Strategic Income

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 3
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,101,175
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) (10,175)
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $1,091,000
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(10,175)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic
Income
Asset-Backed Securities $1,091,000 Indicative Trade Broker Quote $87.28 N/A
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,368,861.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $525,757,629 or 51.5% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) When-issued or delayed delivery security.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 1.440% dated 11/29/24 to be repurchased at $1,065,507 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 1.750% and maturity date 1/31/29, valued at $1,086,713.
(k) Agreement with Fixed Income Clearing Corporation, 4.550% dated 11/29/24 to be repurchased at $32,162,190 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 8/15/43, valued at $32,793,025.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month
TSFR
6M CME Term Secured Overnight Financing Rate 6 Month